Information on staff and remuneration (Details)	12 Months Ended
	Dec. 31, 2018 DKK (kr) employee	Dec. 31, 2017 DKK (kr) employee	Dec. 31, 2016 DKK (kr) employee	Dec. 31, 2015 DKK (kr)
Total staff salaries can be specified as follows:
Salaries	kr 141,661,000	kr 112,614,000	kr 104,614,000
Pension schemes (defined contribution plans)	11,065,000	9,135,000	8,239,000
Other payroll and staff-related costs	27,252,000	30,291,000	32,838,000
Total staff salaries	179,978,000	152,040,000	145,691,000
Research and development expenses	153,521,000	119,474,000	109,509,000
Administrative expenses	26,457,000	32,566,000	36,182,000
Total staff salaries	kr 179,978,000	kr 152,040,000	kr 145,691,000
Average number of employees | employee	146	128	124
Remuneration to the Board of Directors
Base board fee	kr 2,783,000	kr 2,348,000	kr 2,504,000
Committee Fees	400,000	383,000	400,000
Total fees	3,183,000	2,731,000	2,904,000
Martin Nicklasson
Remuneration to the Board of Directors
Base board fee	650,000	550,000	550,000
Committee Fees	100,000	100,000	200,000
Total fees	750,000	650,000	750,000
Observation fee				kr 150,000
Rosemary Crane
Remuneration to the Board of Directors
Base board fee	333,000	350,000	350,000
Committee Fees	50,000	50,000	50,000
Total fees	383,000	400,000	400,000
Catherine Moukheibir
Remuneration to the Board of Directors
Base board fee	300,000	250,000	250,000
Committee Fees	150,000	150,000	150,000
Total fees	450,000	400,000	400,000
Peter Benson
Remuneration to the Board of Directors
Base board fee	0	0	104,000
Committee Fees	0	0	0
Total fees	0	0	104,000
Alain Munoz
Remuneration to the Board of Directors
Base board fee	300,000	250,000	250,000
Committee Fees	50,000	33,000	0
Total fees	350,000	283,000	250,000
Michael Owen
Remuneration to the Board of Directors
Base board fee	300,000	250,000	250,000
Committee Fees	50,000	50,000	0
Total fees	350,000	300,000	250,000
Kirsten Drejer
Remuneration to the Board of Directors
Base board fee	200,000	0	0
Committee Fees	0	0	0
Total fees	200,000	0	0
Jens Peter Stenvang
Remuneration to the Board of Directors
Base board fee	300,000	250,000	250,000
Committee Fees	0	0	0
Total fees	300,000	250,000	250,000
Hanne Heidenheim Bak
Remuneration to the Board of Directors
Base board fee	300,000	198,000	167,000
Committee Fees	0	0	0
Total fees	300,000	198,000	167,000
Helle Haxgart
Remuneration to the Board of Directors
Base board fee	100,000	21,000	0
Committee Fees	0	0	0
Total fees	100,000	21,000	0
Rasmus Just
Remuneration to the Board of Directors
Base board fee	0	229,000	167,000
Committee Fees	0	0	0
Total fees	0	229,000	167,000
Chirstian Thorkidsen
Remuneration to the Board of Directors
Base board fee	0	0	83,000
Committee Fees	0	0	0
Total fees	0	0	83,000
Helle Storum
Remuneration to the Board of Directors
Base board fee	0	0	83,000
Committee Fees	0	0	0
Total fees	kr 0	kr 0	kr 83,000